Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SMALLCAP World Fund, Inc.
Entity Central Index Key	0000858744
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
SMALLCAP World Fund - Class A
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class A
Trading Symbol	SMCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inves tm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 115	1.04%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 21.01% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class A (with sales charge) *	14.06%	7.15%	7.83%
SMALLCAP World Fund — Class A (without sales charge) *	21.01%	8.43%	8.47%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of n et assets )
SMALLCAP World Fund - Class C
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class C
Trading Symbol	SCWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 196	1.78%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 20.11% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class C (with sales charge) *	19.11%	7.63%	7.81%
SMALLCAP World Fund — Class C (without sales charge) *	20.11%	7.63%	7.81%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark")
to
the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The
Previous
Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot
invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark")
to
the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The
Previous
Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
SMALLCAP World Fund - Class T
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class T
Trading Symbol	TSFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 21.35% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class T (with sales charge) 2	18.32%	8.16%	8.65%
SMALLCAP World Fund — Class T (without sales charge) 2	21.35%	8.71%	9.02%
MSCI ACWI IMI Index 3	30.96%	11.87%	10.61%
MSCI All Country World Small Cap Index 3	24.62%	9.40%	8.09%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-1
Trading Symbol	SCWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 119	1.08%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.96% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States.
The
market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consu
m
er discretionary had better returns relative to the o
ve
ra
ll p
ortfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw retur ns
above thos
e of
the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class F-1 *	20.96%	8.39%	8.44%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "
Previous
Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "
Previous
Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-2
Trading Symbol	SMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.32% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class F-2 *	21.32%	8.71%	8.76%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-3
Trading Symbol	SFCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.46% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class F-3 2	21.46%	8.83%	9.41%
MSCI ACWI IMI Index 3	30.96%	11.87%	10.76%
MSCI All Country World Small Cap Index 3	24.62%	9.40%	8.23%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-A
Trading Symbol	CSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.95% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the
Federal
Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-A (with sales charge) *	16.72%	7.62%	8.03%
SMALLCAP World Fund — Class 529-A (without sales charge) *	20.95%	8.39%	8.42%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the
MSCI
All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the
MSCI
All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-C
Trading Symbol	CSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 199	1.81%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 20.08% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-C (with sales charge) *	19.08%	7.58%	8.00%
SMALLCAP World Fund — Class 529-C (without sales charge) *	20.08%	7.58%	8.00%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-E
Trading Symbol	CSPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 139	1.26%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.73% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-E *	20.73%	8.18%	8.20%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-T
Trading Symbol	TWSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 21.26% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class 529-T (with sales charge) 2	18.22%	8.10%	8.60%
SMALLCAP World Fund — Class 529-T (without sales charge) 2	21.26%	8.65%	8.96%
MSCI ACWI IMI Index 3	30.96%	11.87%	10.61%
MSCI All Country World Small Cap Index 3	24.62%	9.40%	8.09%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-1
Trading Symbol	CSPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 21.17% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-F-1 *	21.17%	8.60%	8.64%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-2
Trading Symbol	FSWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 21.32% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
SMALLCAP World Fund — Class 529-F-2 2	21.32%	5.31%
MSCI ACWI IMI Index 3	30.96%	13.36%
MSCI All Country World Small Cap Index 3	24.62%	11.27%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-3
Trading Symbol	FSFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.40% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
SMALLCAP World Fund — Class 529-F-3 2	21.40%	5.37%
MSCI ACWI IMI Index 3	30.96%	13.36%
MSCI All Country World Small Cap Index 3	24.62%	11.27%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-1
Trading Symbol	RSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in ves tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 193	1.75%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 20.15% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total return
s

	1 year	5 years	10 years
SMALLCAP World Fund — Class R-1 *	20.15%	7.65%	7.67%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World
Small
Cap
Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World
Small
Cap
Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fu n d statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (perce n t of net assets)
SMALLCAP World Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-2
Trading Symbol	RSLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 193	1.75%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 20.15% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-2 *	20.15%	7.65%	7.69%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-2E
Trading Symbol	RSEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 161	1.46%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.49% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-2E *	20.49%	7.96%	8.05%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is
unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-3
Trading Symbol	RSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 143	1.30%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.67% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-3 *	20.67%	8.13%	8.16%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-4
Trading Symbol	RSLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 21.04% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-4 *	21.04%	8.45%	8.50%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-5E
Trading Symbol	RSLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.29% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class R-5E 2	21.29%	8.67%	9.02%
MSCI ACWI IMI Index 3	30.96%	11.87%	10.34%
MSCI All Country World Small Cap Index 3	24.62%	9.40%	8.56%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results
to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results
to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-5
Trading Symbol	RSLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.41% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-5 *	21.41%	8.78%	8.82%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-6
Trading Symbol	RLLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.46% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-6 *	21.46%	8.84%	8.88%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 77,077,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 428,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)